Broadmark Tactical Fund
SUMMARY
Investment Objective
The Broadmark Tactical Fund (the "Fund") seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Broadmark Tactical Fund (USD $)	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Broadmark Tactical Fund		Institutional Class	Investor Class
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.15%	0.05%
Other Expenses	[1]	0.96%	0.92%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		2.50%	2.11%
Fee Waiver and/or Expense Reimbursement	[3]	(0.70%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.80%	1.45%
[1]	Other Expenses are estimated amounts for the current fiscal year of the Fund and are based on Fund assets of $50 million. Other Expenses are intended to include dividends paid on short sales, which are currently estimated to be $0.
[2]	"Acquired Fund Fees and Expenses" are those fees and expenses incurred indirectly by the Fund as a result of investing in securities of one or more investment companies.
[3]	The Fund's investment adviser, Broadmark Asset Management LLC (the "Adviser"), has agreed, pursuant to a written expense limitation agreement (the "Expense Limitation Agreement"), to reduce its investment management fees and/or reimburse certain operating expenses of the Fund to the extent necessary to limit the current operating expenses (exclusive of any brokerage costs, interest, taxes, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses, such as litigation or indemnification costs) of each class of shares of the Fund to an annual rate (as a percentage of the Fund's average daily net assets) of 1.76% for Investor Class shares and 1.41% for Institutional Class shares. For three years following a fiscal year during which the Adviser waived its fee or otherwise limited expenses of the Fund pursuant to the Expense Limitation Agreement, the Adviser may, pursuant to the agreement, seek from the Fund reimbursement for such fee waiver and expense payments in an amount corresponding to the fee waiver and expense payment, provided that the operating expenses of the Fund, including such reimbursement, do not exceed a specified expense ratio set forth in the agreement. Unless sooner terminated, the Expense Limitation Agreement will remain in effect for an initial period of not less than two years and until the next following effective date of the Post-Effective Amendment to the registration statement of the Trust relating to the Fund incorporating the Fund's financial statements for the Fund's fiscal year (the "Initial Term"), and from year to year thereafter. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees (the "Board of Trustees" or the "Trustees") of the Trust, on behalf of the Fund, upon 60 days' written notice to the Adviser. The Expense Limitation Agreement may not be terminated by the Adviser during the Initial Term.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the Expense Limitation Agreement may remain in effect only for the Initial Term, so the Fund's expenses thereafter may be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Broadmark Tactical Fund (USD $)	1 Year	3 Years
Institutional Class	183	639
Investor Class	148	528

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, if any, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of exchange-traded funds ("ETFs") and instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of ETFs. The Fund may also invest in equity securities (such as common stocks and preferred stocks) of U.S. and non-U.S. issuers in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity or derivatives on such fixed-income securities.

The percentage of the Fund's assets held in cash and cash equivalents will fluctuate depending on various factors, including the Adviser's current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund's current requirements for liquidity, and the Fund's need to satisfy margin requirements with respect to its use of derivative instruments.

The Adviser's investment approach for managing the Fund's assets focuses on identifying securities and other instruments for potential long and short investments that the Adviser believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Adviser considers a variety of factors, including valuation and monetary conditions, investor sentiment and momentum characteristics. The Adviser seeks to invest in futures, options and options on futures on indices, equity securities and other instruments in sectors and industries or groups of industries that the Adviser believes are attractive on a relative basis. Consistent with this approach, the Adviser may also sell short equity securities and other instruments that it believes are less attractive on a relative basis.

The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking "long" positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities which allow the Fund a net exposure which can range from 120% net long to 100% net short in its portfolio. For example, if the Fund invests 120% of its net assets in long positions and 20% of its net assets in short positions, the Fund is "100% net long." When the Fund's outstanding short positions equal its net assets, the Fund is "100% net short." The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

Principal Risks

You could lose money by investing in the Fund. The Fund's shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund's net asset value ("NAV") and total return, are set forth below.

Market Risk. The value of securities and other financial instruments may rise or decline due to daily fluctuations in the markets for securities and other financial instruments. Prices of stocks and other instruments change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In declining markets, security prices for all companies or issuers may decline regardless of their long-term prospects, and the Fund's performance per share will change daily in response to such factors. To the extent that the Fund sells securities short, or engages in a short position, such positions may be affected adversely when prices increase. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Exchange-Traded Fund Risk. Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF's shares, like the price of any exchange-traded security, includes a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Derivative Risk. Investing in derivatives, including futures contracts, options contracts, options on futures contracts, forward currency contracts and swap agreements, involves the risk of sustaining large and sudden losses. The Fund's use of derivatives may reduce the Fund's returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets. Derivatives are subject to counterparty risk, which is the risk that the other party to the derivative transaction will default on its contractual obligations. Derivatives are also subject to the risk of greater sensitivity to interest rate changes and market price fluctuations than other securities. In addition, it is possible that a liquid secondary market for derivatives will not exist when the Fund seeks to sell or otherwise close a derivatives position, which could subject the Fund to losses. Losses related to derivatives positions may also result from unanticipated market movements. Such losses are potentially unlimited. The Adviser may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value.

The Fund may enter into futures contracts and related options and other commodity interest transactions as permitted under rules promulgated by the Commodity Futures Trading Commission ("CFTC"). The Fund has claimed exclusion under CFTC Rule 4.5 from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Currently, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. If it were no longer eligible for the Rule 4.5 exclusion, the Fund could be required to register with the CFTC and be subject to CFTC rules and regulations. Such registration and regulation could potentially limit or restrict the Fund's ability to pursue its investment strategies and/or increase the costs of implementing its strategies.

Short Sale and Short Positions Risk. Selling short securities or engaging in short positions involves unlimited risk, including the possibility that losses to the Fund may exceed the original amount it invested. The Fund may be unable to close out a short position at an opportune time or at an attractive price. Because the Fund must borrow securities to engage in a short sale, the Fund must deliver the securities promptly, either by borrowing from another lender or buying the securities in the open market, if the lender demands that the securities be returned. Adverse changes in the value of securities sold short could result in losses greater than the proceeds obtained by the Fund in the short sale. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Hedging Risk. Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. Moreover, hedging may cause the Fund to lose money and may reduce the opportunity for gain.

Equity Securities Risk. Investing in equity securities includes the risk that the securities selected for investment will not perform as anticipated, and the risk that the markets or sectors in which the Fund invests may experience periods of turbulence and instability. In addition, investing in equities involves the risk that domestic and global economies typically face periods of decline and cyclical change. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, may be attached to or acquired in connection with debt securities. Preferred stock pays dividends at a specified rate and have precedence over common stock as to the payment of dividends. In addition, the value of equity securities may be adversely affected by accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company's board or management, changes in company management and, with respect to preferred stock, fluctuations in response to changes in interest rates and the creditworthiness of the issuer.

Debt Securities Risk. The debt securities in which the Fund may invest are subject to a variety of risks, including credit risk, interest rate risk, market risk, prepayment risk and extension risk. In addition, these securities are also subject to the risks associated with changes in investor demand and any weakening of a debt security issuer's financial condition. Certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures.

Non-U.S. Securities and Emerging Market Securities Risk. The Fund may invest directly in foreign (non-U.S.) securities, including securities of issuers located in countries with emerging markets, and may invest in securities with exposure to the returns of an international market. The Fund may also invest in depositary receipts and similar equity securities, corporate debt securities and short-term debt obligations of foreign governments, and other foreign money market instruments. An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. To the extent that the Fund invests in securities issued by foreign companies, it will be subject to the risks associated with changes in currency rates and exchange control regulations, limited or no uniformity in accounting, auditing, and financial reporting standards pertaining to issuers and foreign service providers, the effect of foreign withholding taxes on dividends and interest (which may reduce the net return to Fund shareholders), the risk of currency value fluctuation, the risk of possible expropriation or confiscation and the risk of political or social instability, each of which could negatively affect the Fund. Investing in foreign securities in countries with newly organized or less developed securities markets typically involves greater risk than investing in securities of issuers in developed countries. Economic structures in emerging market countries are generally less diverse and established than those in developed countries. Investments in such countries may be adversely affected by, among other risks, government restrictions on foreign investment, sudden and substantial price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries.

Recent Market Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of investment advisers to private funds; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.

Cash and Cash Equivalents Risk. It is part of the Fund's investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund's ability to achieve its investment objective.

Management Risk. The Fund is actively managed and could experience losses if the Adviser's judgment about markets, interest rates or particular investments proves to be incorrect. There can be no guarantee that the Adviser's investment decisions will produce the desired results. Additionally, the Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund.

New Fund Risk. The Fund is newly organized and has no operating history. The Fund may not be successful in implementing its investment strategy or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Performance Information
No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund intends to compare its performance against the S&P 500 Index.